Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per common share, diluted	$ (0.16)	$ (0.69)	$ 0.75	$ (0.14)
Weighted average shares outstanding, diluted	15,556,204	6,338,068	11,866,839	3,061,982